Share capital (Tables)	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2021	32,857,422	266,119
Stock option exercise	9,179	151
RSU release	2,800	194
Issuance of common shares related to contingent consideration (i)	15,364	700
Share issuance under employee share purchase plan	20,814	762
Balance – September 30, 2022	32,905,579	267,926
(i) On April 28, 2022, the Company issued a total of 15,364 common shares from treasury as part of the contingent consideration earn-out payments due to the sellers of forMetris Société par Actions Simplifiée for meeting certain revenue conditions in the first year following the date of acquisition. The shares were issued based on the fair value thereof, which was determined to be $45.55 (C$58.47). The equity settlement resulted in a reduction to the contingent consideration balance as at September 30, 2022.